Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Minera Yanacocha SRL and subsidiary [Member]	Sociedads Mineras Cerro Verde Saa [Member]	Capital stock, net of treasury shares [member]	Capital stock, net of treasury shares [member] Minera Yanacocha SRL and subsidiary [Member]	Capital stock, net of treasury shares [member] Sociedads Mineras Cerro Verde Saa [Member]	Other reserves of equity [member]	Other reserves of equity [member] Minera Yanacocha SRL and subsidiary [Member]	Other reserves of equity [member] Sociedads Mineras Cerro Verde Saa [Member]	Retained Earnings [Member]	Retained Earnings [Member] Minera Yanacocha SRL and subsidiary [Member]	Retained Earnings [Member] Sociedads Mineras Cerro Verde Saa [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Minera Yanacocha SRL and subsidiary [Member]	Legal reserve [member]	Miscellaneous other reserves [member]	Miscellaneous other reserves [member] Sociedads Mineras Cerro Verde Saa [Member]	Investement shares [Member]
Balance at Dec. 31, 2015	$ 3,389,236	$ 2,228,825	$ 4,498,374	$ 750,497	$ 398,216	$ 990,659	$ 2,240	$ 1,088		$ 2,024,895	$ 1,829,295	$ 3,309,583	$ 3,161,066	$ 228,170	$ 219,055	$ 226	$ 162,714	$ 269	$ 198,132	$ 1,396
Balance (in shares) at Dec. 31, 2015				253,715,190
Net profit (loss)	(327,814)	(1,043,752)	340,907	$ 0	0	0	0	0		(323,492)	(1,043,752)	340,907	(323,492)	(4,322)	0	0	0	0	0	0
Other comprehensive profit (loss)	(5,390)	651		0	0		(4,023)	651		0	0		(4,023)	(1,367)	0	0	0	0		0
Total other comprehensive income (loss)	(333,204)	(1,043,101)		0	0		(4,023)	651		(323,492)	(1,043,752)		(327,515)	(5,689)	0	0	0	0		0
Treasury shares	(1,210)			0			0			0			(1,210)	0	(605)		0	0		(605)
Dividends declared and paid, note 17(d)	(15,021)	(300,000)		0	0		0	0		(7,621)	(300,000)		(7,621)	(7,400)	0	0	0	0		0
Expired dividends, note 17(c)	30			0			0			0			30	0	0		30	0		0
Change in non-controlling interest, note 18(a)	7,382			0			0			(3,659)			(3,659)	11,041	0		0	0		0
Balance at Dec. 31, 2016	3,047,213		4,839,281	$ 750,497		990,659	(1,783)			1,690,123		3,650,490	2,821,091	226,122	218,450		162,744	269	198,132	791
Balance (in shares) at Dec. 31, 2016				253,715,190
Net profit (loss)	64,435	(175,454)	349,881	$ 0	0	0	0	0		60,823	(175,454)	349,881	60,823	3,612	0	0	0	0	0	0
Other comprehensive profit (loss)	(19,286)	(3,244)		0	0		(12,105)	(3,244)		0	0		(12,105)	(7,181)	0	0	0	0		0
Total other comprehensive income (loss)	45,149	(178,698)		0	0		(12,105)	(3,244)		60,823	(175,454)		48,718	(3,569)	0	0	0	0		0
Treasury shares		(47,911)			0			0			0					(47,911)
Dividends declared and paid, note 17(d)	(28,135)			0			0			(22,099)			(22,099)	(6,036)	0		0	0		0
Expired dividends, note 17(c)	327			0			0			0			327	0	0		327	0		0
Change in non-controlling interest, note 18(a)	(927)			0			0			0			0	(927)	0		0	0		0
Balance at Dec. 31, 2017	3,063,627	659,115	5,189,162	$ 750,497	398,216	990,659	(13,888)	(1,505)		1,728,847	310,089	4,000,371	2,848,037	215,590	218,450	(47,685)	163,071	269	198,132	791
Balance (in shares) at Dec. 31, 2017				253,715,190
Net profit (loss)	(11,654)	(81,517)	119,710	$ 0	0	0	0	0		(13,445)	(81,517)	119,710	(13,445)	1,791	0	0	0	0	0	0
Other comprehensive profit (loss)	22,601	(91)		0	0		13,185	(91)		0	0		13,185	9,416	0	0	0	0		0
Total other comprehensive income (loss)	10,947	(81,608)		0	0		13,185	(91)		(13,445)	(81,517)		(260)	11,207	0	0	0	0		0
Proceeds from sale of shares, note 13		47,911			19,471			0			0					28,440
Treasury shares		0			(19,711)			0			0					19,711
Dividends declared and paid, note 17(d)	(28,420)		(200,000)	0		0	0		$ 0	(22,860)		(200,000)	(22,860)	(5,560)	0		0	0		0
Change in investments, note 10(b)	(16,633)			0			0			(16,633)			(16,633)	0	0		0	0		0
Expired dividends, note 17(c)	44			0			0			0			44	0	0		44	0		0
Reclassification to debt instruments, note 13		(41,695)			(19,471)			0			0					(22,224)
Balance at Dec. 31, 2018	$ 3,029,565	$ 583,723	$ 5,108,872	$ 750,497	$ 378,505	$ 990,659	$ (703)	$ (1,596)		$ 1,675,909	$ 228,572	$ 3,920,081	$ 2,808,328	$ 221,237	$ 218,450	$ (21,758)	$ 163,115	$ 269	$ 198,132	$ 791
Balance (in shares) at Dec. 31, 2018				253,715,190